(Loss)/gain on disposals (Tables)	12 Months Ended
Dec. 31, 2016
Proceeds from Sale of Productive Assets [Abstract]
Disposals
The Company has recognized the following (losses)/gains on disposals:

(In US$ millions)	Net proceeds/recoverable amount	Book value on disposal	(Loss)/gain
Year ended December 31, 2016:
Total for year ended December 31, 2016	—	—	—

Year ended December 31, 2015:
Cancellation of West Mira	199	279	(80)
West Rigel Transferred to Asset held for sale	128	210	(82)
Sale of West Polaris	235	312	(77)
SeaMex Limited	1,240	1,059	181
Assets written off	—	5	(5)
Total for year ended December 31, 2015	1,802	1,865	(63)

Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632
The company has recognized the following contingent considerations from the sale of the West Polaris and West Auriga business:

(In US$ millions)	Year Ended December 31,
	2016	2015	2014
West Polaris earn out realized	8	32	—
West Vela earn out realized	13	15	—
Total contingent consideration recognized	21	47	—

(In US$ millions)	March 21, 2014
Enterprise value	1,240
Less: Debt assumed	(443)
Purchase price	797

Less: Working capital adjustment	(331)
Adjusted purchase price	466

Cash	697
Discount note issued	100
Less: Working capital payable	(331)
Fair value of purchase consideration	466

Less: net carrying value of assets and liabilities	7
Less: allocated goodwill to subsidiaries	(33)
Gain on sale	440

(In US$ millions)	As at March 10, 2015
FAIR VALUE OF CONSIDERATION RECEIVED
Net cash consideration received	749
Seller’s credit recognized	250
Direct repayment of debt by the JV on behalf of Seadrill	150
Consideration receivable in respect of West Titania	162
Other related party balances payable	(71)
Cash paid to acquire 50% interest in the JV	(163)
Fair value of consideration received	1,077

FAIR VALUE OF RETAINED 50% INVESTMENT IN SEAMEX LIMITED	163

CARRYING VALUE OF NET ASSETS
Current assets
Cash and cash equivalents	40
Deferred tax assets - short term	8
Other current assets	20
Total current assets	68

Non-current assets
Drilling units	969
Deferred tax asset - long term	4
Other non-current assets	86
Goodwill	49
Total non-current assets	1,108
Total assets	1,176

LIABILITIES
Current liabilities
Trade accounts payable	(1)
Other current liabilities	(56)
Total current liabilities	(57)

Non-current liabilities
Other non-current liabilities	(60)
Total non-current liabilities	(60)
Total liabilities	(117)
Carrying value of net assets	1,059

Gain on disposal	181

(In US$ millions)	November 4, 2014
Enterprise value	900
Deferred consideration receivable	74
Less: Debt assumed	(433)
Purchase price	541

Less: Working capital adjustment	(6)
Adjusted purchase price	535

Cash	467
Deferred consideration receivable	74
Less: Working capital payable	(6)
Fair value of purchase consideration	535

Less: net carrying value of assets and liabilities	(303)
Less: allocated goodwill to subsidiaries	(41)
Gain on sale	191

(In US$ millions)	As at June 19, 2015
Initial enterprise value	540
Less: Debt assumed	(336)
Initial purchase price	204

Plus: Working capital adjustment	31
Adjusted initial purchase price	235

Cash	204
Plus: Working capital receivable	31
Fair value of purchase consideration recognized on disposal	235

Less: net carrying value of assets and liabilities	(271)
Less: allocated goodwill to subsidiaries	(41)
Loss on disposal	(77)